Equity (Equity Rollforward) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Schedule of Capitalization, Equity [Line Items]
Beginning Balance			$ 2,945,906	$ 2,787,644
Net income attributable to Western Refining, Inc.	$ 65,415	$ 133,919	95,953	239,908
Less net income attributable to non-controlling interests	37,449	79,948	46,496	148,927
Net income	102,864	213,867	142,449	388,835
Other Comprehensive Income (Loss), Net of Tax	(122)	115	(122)	123
Dividends			70,286	61,114
Stock-based compensation			6,670	7,999
Tax deficiency from stock-based compensation			441	848
Distributions to non-controlling interests			41,532	101,528
NTI merger			(1,343,368)	221
Transaction costs for NTI merger			12,431
Issuance of WNRL common units			92,460
Offering costs for issuance of WNRL common units			330
Treasury stock issuance			438,168
Treasury stock purchases			75,000	25,000
Ending Balance	2,082,143	2,997,586	2,082,143	2,997,586
Parent [Member]
Schedule of Capitalization, Equity [Line Items]
Beginning Balance			1,299,297	1,119,708
Other Comprehensive Income (Loss), Net of Tax			(52)	57
Dividends			70,286	61,114
Stock-based compensation			2,169	2,148
Tax deficiency from stock-based compensation			441	848
Distributions to non-controlling interests			0	0
Stock Issued During Period, Value, Acquisitions			(14,020)
NTI merger				0
Transaction costs for NTI merger			(12,431)
Issuance of WNRL common units			0
Offering costs for issuance of WNRL common units			0
Treasury stock issuance			438,168
Treasury stock purchases			75,000	25,000
Ending Balance	1,663,357	1,276,555	1,663,357	1,276,555
Noncontrolling Interest [Member]
Schedule of Capitalization, Equity [Line Items]
Beginning Balance			1,646,609	1,667,936
Less net income attributable to non-controlling interests			46,496	148,927
Other Comprehensive Income (Loss), Net of Tax			(70)	66
Dividends			0	0
Stock-based compensation			4,501	5,851
Tax deficiency from stock-based compensation			0	0
Distributions to non-controlling interests			41,532	101,528
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests			1,329,348
NTI merger				221
Transaction costs for NTI merger			0
Issuance of WNRL common units			92,460
Offering costs for issuance of WNRL common units			(330)
Treasury stock issuance			0
Treasury stock purchases			0	0
Ending Balance	$ 418,786	$ 1,721,031	$ 418,786	$ 1,721,031